Non-controlling interests (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021	Jun. 30, 2019 CNY (¥)
Non-controlling interests
Non-controlling interests		¥ 154,909	$ 22,460	¥ 159,900
Myfin Insurance
Non-controlling interests
Non-controlling interests						¥ 20,151
Minority interest ownership percentage by noncontrolling owners						40.00%
Pintec Ganzhou
Non-controlling interests
Capital contribution from non-controlling interest	¥ 300,000
Payment of capital contribution	300,000
Huatai Ningxia
Non-controlling interests
Capital contribution from non-controlling interest	200,000
Payment of capital contribution	¥ 150,000
Janko Loans Pty Ltd
Non-controlling interests
Noncontrolling interest, ownership percentage by parent					50.00%
Wagepay Pty Ltd
Non-controlling interests
Noncontrolling interest, ownership percentage by parent					50.00%